Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Profit
a.	Segment information:

	Year ended December 31,
	2025
	United States	Europe	International Markets
	(U.S. $ in millions)
Revenues	$7,690	$5,040	$2,162
Cost of sales	2,236	2,293	1,116
R&D expenses	633	247	103
S&M expenses	1,051	902	475
G&A expenses	456	295	147
Other	1	1	(14)

Segment profit	$3,313	$1,303	$336

	Year ended December 31,
	2024
	United States	Europe	International Markets
	(U.S. $ in millions)
Revenues	$6,498	$5,103	$2,463
Cost of sales	2,312	2,197	1,229
R&D expenses	633	229	112
S&M expenses	925	826	534
G&A expenses	407	272	150
Other	2	3	(2)
Segment profit	$2,219	$1,575	$440

	Year ended December 31,
	2023
	United States	Europe	International Markets
	(U.S. $ in millions)
Revenues	$6,154	$4,837	$2,351
Cost of sales	2,051	2,111	1,191
R&D expenses	604	220	104
S&M expenses	813	767	487
G&A expenses	373	263	142
Other	(2)	(2)	(39)

Segment profit	$2,315	$1,478	$465

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
United States profit	$3,313	$2,219	$2,315
Europe profit	1,303	1,575	1,478
International Markets profit	336	440	465
Total reportable segments profit	4,952	4,234	4,258
Profit (loss) of Other Activities	(47)	96	103
Amounts not allocated to segments:
Amortization	581	588	616
Other assets impairments, restructuring and other items	1,050	1,388	718
Goodwill impairment	—	1,280	700
Intangible asset impairments	259	251	350
Legal settlements and loss contingencies	473	761	1,043
Other unallocated amounts	384	364	502
Consolidated operating income (lo ss )	2,157	(303)	433
Financial expenses, net	934	981	1,057
Consolidated income (loss) before income taxes	$1,223	$(1,284)	$(624)

Schedule Of Consolidated Income Before Income Tax
b.	Segment revenues by major products and activities:
The following tables present revenues by major products and activities for each segment for the year ended December 31, 2025, 2024 and 2023:
United States segment:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Generic products (including biosimilars)	$3,657	$3,599	$3,138
AJOVY	295	207	211
AUSTEDO	2,217	1,642	1,225
BENDEKA and TREANDA	147	168	237
COPAXONE	255	242	297
UZEDY	191	117	23
Other*	929	523	1,024

Total	$7,690	$6,498	$6,154

*
Other revenues in 2025 were mainly comprised of
development

milestone payments of $500 million received in the fourth quarter of 2025, in connection with the initiation of Phase 3 studies for duvakitug (anti-TL1A) (see note
2
). Other revenues in 2024 include the sale of certain product rights. Other revenues in 2023 were mainly comprised of a $500 million upfront payment received in the fourth quarter of 2023, in connection with the collaboration on Teva’s duvakitug (anti-TL1A)
asset.

Europe segment:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Generic products (including OTC and biosimilars)	$4,044	$3,926	$3,664
AJOVY	270	216	160
COPAXONE	181	213	231
Respiratory products	227	244	265
Other*	319	504	516

Total	$5,040	$5,103	$4,837

*	Other revenues in 2025, 2024 and 2023 include the sale of certain product rights.

International Markets segment:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Generic products (including OTC and biosimilars)	$1,721	$1,937	$1,932
AJOVY	108	84	63
AUSTEDO	43	46	15
COPAXONE	32	48	63
Other*	259	349	278

Total	$2,162	$2,463	$2,351

Schedule of Sales Percentage by Therapeutic Category
The following table represents the percentage of consolidated third party net sales to Teva’s major customers during the years ended December 31, 2025, 2024 and 2023.

	Percentage of Third Party Net Sales
	2025	2024	2023
McKesson Corporation	13%	12%	9%
AmerisourceBergen Corporation	11%	9%	9%
Most of Teva’s revenues from these customers were in the United States segment.

Schedule of Property, Plant and Equipment by Geographic Location

	December 31,
	2025	2024
	(U.S. $ in millions)
Israel	$1,033	$1,066
Germany	704	1,262
United States	529	561
Croatia	312	277
Czech Republic	199	206
Hungary	86	83
Ireland	244	261
Other	973	865

Total property, plant and equipment	$4,080	$4,581